Annual Total Returns- Vanguard Mega Cap Index Fund (ETF) [BarChart] - ETF - Vanguard Mega Cap Index Fund - ETF Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	13.81%	2.32%	16.11%	32.11%	13.27%	1.53%	11.78%	22.56%	(3.44%)	31.43%